OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities, Current [Abstract]
Tax payables	$ 12,096	$ 8,567
Interest payable	986	3,160
Others	4,035	4,159
Total other current liabilities	$ 17,117	$ 15,886